Basis of Presentation	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Basis of Presentation

2. Basis of Presentation

(a) Statement of Compliance

The unaudited condensed consolidated interim financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) applicable to the preparation of condensed interim financial statements, including International Accounting Standards (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), and the Interpretations of the International Financial Reporting Interpretations Committee (“IFRIC”). Accordingly, certain disclosures included in annual financial statements have been condensed or omitted and these unaudited condensed interim consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2022.

The Company’s management makes judgments in its process of applying the Company’s accounting policies in the preparation of its naudited condensed consolidated interim financial statements. In addition, the preparation of the financial data requires that the Company’s management make assumptions and estimates of the effects of uncertain future events on the carrying amounts of the Company’s assets and liabilities at the end of the reporting period and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates as the estimation process is inherently uncertain. Estimates are reviewed on an ongoing basis based on historical experience and other factors that are considered to be relevant under the circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively. The critical judgments and estimates applied in the preparation of the Company’s condensed consolidated interim financial statements are consistent with those applied and disclosed in the Company’s consolidated financial statements for the year ended December 31, 2022. In addition, the accounting policies applied in these condensed consolidated interim financial statements are consistent with those applied and disclosed in the Company’s audited financial statements for the year ended December 31, 2022 except for the items below.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

2. Basis of Presentation (continued)

Convertible debt

The components of the compound financial instrument (convertible debt) issued by the Company are classified separately as financial liabilities and equity in accordance with the substance of the contractual arrangement and the definitions of a financial liability and an equity instrument. The conversion option that will be settled by the exchange of a fixed amount in cash for a fixed number of equity instruments of the Company is classified as an equity instrument. At the issue date, the liability component is recognized at fair value, which is estimated using the effective interest rate on the market for similar nonconvertible instruments. Subsequently, the liability component is measured at amortized cost using the effective interest rate until it is extinguished on conversion or maturity.

The value of the conversion option classified as equity is determined at the issue date, by deducting the amount of the liability component from the fair value of the compound instrument as a whole. This amount is recognized in equity, net of tax effects, and is not revised subsequently. When the conversion option is exercised, the equity component of the convertible notes will be transferred to share capital. No profit or gain is recognized to the conversion or expiration of the conversion option.

Change in the basis of reserves

During the six months ended June 30, 2023, the Company determined that the use of proved and probable reserves would be more appropriate and changed its basis of reserves from proved to proved and probable. A change in the basis of reserves constitutes a change in accounting estimate under IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” and the effect of the change is recognised prospectively from the period in which the change has been made.

These condensed consolidated interim financial statements were authorized for issue by the board of directors of the Company (the “Board of Directors”) on August 22, 2023.

(b) Basis of Presentation

These unaudited condensed consolidated interim financial statements have been prepared on a historical cost basis except for certain financial liabilities, warrants and options, which are measured at fair value. These condensed consolidated interim financial statements have been prepared using the accrual basis of accounting, except for cash flow information. These condensed consolidated interim financial statements are presented in US dollars.

(c) Basis of Consolidation

These condensed consolidated interim financial statements include the accounts of the Company and the other entities that the Company controls in accordance with IFRS 10 – Consolidated Financial Statements. Control exists when the Company has power over an entity, when the Company is exposed, or has rights, to variable returns from the entity and when the Company has the ability to affect those returns through its power over the entity. The Company’s subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition up to the effective date of disposition or loss of control of such entity. Where necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with those used by the Company. These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries Park Place Energy Corp. (“PPE Corp.”), Park Place Energy Bermuda (“PPE Bermuda”), BG Exploration EOOD (“BG Exploration”), and Park Place Energy Turkey (“PPE Turkey”). All intercompany balances and transactions are eliminated on consolidation.

The Company’s functional currency is the Canadian dollar. The functional currency of BG Exploration is the Bulgarian Lev, the functional currency of PPE Turkey is the Turkish Lira and the functional currency of PPE Corp and PPE Bermuda is the US dollar.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2023 and 2022

(Expressed in U.S. dollars)

(Unaudited)

2. Basis of Presentation (continued)

A portion of the Company’s exploration and development activities are conducted jointly with others. The joint interests are accounted for on a proportionate consolidation basis and as a result the condensed consolidated interim financial statements reflect only the Company’s proportionate share of the assets, liabilities, revenues, expenses and cash flows from these activities.

Name of the joint arrangement	Nature of the relationship with the joint arrangement	Principal place of operation of joint arrangement	Proportion of participating share
South Akcakoca Sub-Basin (“SASB”)	Operator	Turkey	49%
Cendere	Participant	Turkey	19.6%

(d) Hyperinflation

Due to various qualitative factors and developments with respect to the economic environment in Turkey, including but not limited to, the acceleration of multiple local inflation indices, the three-year cumulative inflation rate of the local Turkish wholesale price index exceeding 100% at the end of February 2022 and the significant devaluation of the Turkish Lira, Turkey has been designated a hyper-inflationary economy as of April 1, 2022 for accounting purposes.

Accordingly, IAS 29, Financial Reporting in Hyper-Inflationary Economies was adopted by the Company in its Financial Statements and applied to these Financial Statements in relation to PPE Turkey which has a Turkish Lira functional currency. The Financial Statements are based on the historical cost approach in IAS 29.

The application of hyperinflation accounting requires restatement of PPE Turkey’s non-monetary assets and liabilities, equity and comprehensive income (loss) items from the original transaction date when they were first recognized into the current purchasing power which reflects a general price index current at the end of the reporting period. To measure the impact of inflation on its financial statements and results, the Company has elected to use the consumer price index (“CPI”) as published by the Turkish Statistical Institute “TURKSTAT”.

As per IAS 29, the condensed consolidated interim financial statements of the Company are presented in US dollars, a stable currency, and the comparative amounts do not require restatement.

(e) Reclassification

Certain prior year amounts have been reclassified for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations or cash flow.